Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Derivative financial instruments, current assets	$ 25,383	$ 596
Derivative financial instruments, non-current assets	13,225	1,913
Derivative financial assets	38,608	2,509
Derivative financial instruments, current liability	2,834	25,518
Derivative financial instruments, non-current liability	5,498	28,694
Derivative financial liabilities	8,332	54,212
Financial assets designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial assets		2,418
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial assets	35,486
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial assets	3,122	91
Financial liabilities designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial liabilities	8,012
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial liabilities		53,192
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial liabilities	$ 320	$ 1,020